Common Stock (Detail) (USD $)	12 Months Ended
	Dec. 31, 2007	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Common Stock (Textual)
Common stock, shares authorized		100,000,000	100,000,000
Zeta Acquisition Corp III
Common Stock (Textual)
Common stock, shares authorized			100,000,000	100,000,000
Common stock issued	5,000,000
Issuance of common stock pursuant to private placement	$ 50,000